Share-Based Compensation	12 Months Ended
Dec. 31, 2014
Share-Based Compensation.
Share-Based Compensation

(21)Share-Based Compensation

On December 28, 2006, the Company adopted the 2006 Stock Incentive Plan (the “Plan”).  The Plan provides for both the granting of stock options and other stock-based awards such as restricted shares to key employees, directors and consultants of the Company. The Plan was subsequently amended by the Company’s board of directors and shareholders to increase the number of ordinary shares that the Company is authorized to issue. The amendment did not change any other provisions of 2006 Stock Incentive Plan. As of December 31, 2014, the Company is authorized to issue under the 2006 Stock Incentive Plan 12,745,438 shares. Among these shares, up to 2,715,243 shares may be issued for the purposes of granting awards of unvested shares and up to 10,030,195 shares may be issued for the purpose of granting stock option.

Restricted shares

On January 19, 2007, the Company’s board of directors granted 2,576,060 unvested shares for the benefit of 68 participants, consisting of 1,576,300 unvested shares granted to eight directors and officers of Yingli Green Energy and TianweiYingli and 999,760 unvested shares granted to 60 other employees of the Company. The unvested shares have been placed in a trust, which is controlled and managed by the Company. The shares vest with continued employment and ratably in 20% increments over a five-year period, beginning on January 19, 2008, the first anniversary following the award grant date.  The unvested shares fully vest upon termination of service resulting from death or disability of the participant that is due to work-related reasons or upon a change of control in the Company.  For a period of six months after any shares are vested, the Company has the option to purchase all or part of the vested shares at the then fair market value.  Any vested shares that are not repurchased by the Company during the six-month period would be distributed to the participant.  Share-based compensation expense with respect to the unvested shares was measured based on the estimated fair value of the Company’s ordinary shares at the date of grant of US$4.96 and is recognized on a straight-line basis over the five-year period.

In April 2007, the Board of Directors of the Company approved the granting of 30,000 and 15,000 non-vested shares to one executive and one third-party consultant, respectively. Share-based compensation expense with respect to the unvested shares granted to the employee was measured based on the estimated stock issuance price of the Company’s IPO of US$11 at the date of grant and is recognized on a straight-line basis over the five-year period.  The Company granted unvested shares to the consultant in exchange for certain services to be provided.  The Company accounts for equity instrument issued to non-employee vendors in accordance with the provisions of FASB ASC Topic 505-50, Equity-based Payments to Non-employees (“ASC Topic 505-50”) under the fair value method.  The measurement date of the fair value of the equity instrument issued is the date on which the consultant’s performance is completed.  Prior to the measurement date, the equity instruments are measured at their then-current fair values at each of the reporting dates.  Share-based expense recognized over the service period is adjusted to reflect changes in the fair value of the Company’s ordinary shares between the reporting periods up to the measurement date.

A summary of the non-vested restricted share activity for the years ended December 31, 2012, 2013 and 2014 is as follows:

	Number of Non- vested Shares	Grant date Weighted Average Fair Value

Outstanding as of December 31, 2011	523,316	US$ 5.02
Vested	(523,316)	US$ 5.02
Outstanding as of December 31, 2012, 2013 and 2014	—	—

The total fair value of the restricted shares vested for the year ended December 31, 2012 was US$2,627.

The amount of compensation cost recognized for non-vested shares for the years ended December 31, 2012, 2013 and 2014 is as follows:

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

Cost of revenues	50	—	—	—
Selling expenses	29	—	—	—
General and administrative expenses	787	—	—	—
Research and development expenses	9	—	—	—
Total compensation cost recognized for restricted shares	875	—	—	—

Stock options

A summary of stock options activity for the years ended December 31, 2012, 2013 and 2014 is as follows:

	Number of Stock options	Weighted Average exercise price		Weighted Average remaining contractual term	Aggregate intrinsic Value

Outstanding as of December 31, 2011	5,824,106	US$	4.63
Granted	—		—
Exercised	—		—
Forfeited or cancelled	(474,164)	US$	5.46
Outstanding as of December 31, 2012	5,349,942	US$	4.55
Granted	—		—
Exercised	(178,750)	US$	(3.65)		US$	638
Forfeited or cancelled	(1,625)	US$	(8.31)
Outstanding as of December 31, 2013	5,169,567	US$	4.58
Granted	1,792,820	US$	4.17
Exercised	—		—	—		—
Forfeited or cancelled	(51,575)	US$	(3.80)
Outstanding as of December 31, 2014	6,910,812	US$	4.48	5.50 years	US$	497
Vested and expected to vest as of December 31, 2014	6,910,812	US$	4.48	5.50 years	US$	497
Exercisable as of December 31, 2014	5,734,302	US$	3.80	4.84 years	US$	491

The weighted average option fair value of US$2.93 per share or an aggregate of US$5,255 on the date of grant during the year ended December 31, 2014 was determined based on the Black-Scholes option pricing model, using the following weighted average assumptions. There was no option granted during the years ended December 31, 2012 and 2013.

Year ended December 31, 2014

Expected volatility	86.96%-88.76%
Expected dividends yield	0%
Expected term	5.5-6.25 years
Risk-free interest rate (per annum)	0.12%-1.44%
Estimated fair value of underlying ordinary shares (per share)	US$2.09-2.99

The Company’s calculation of expected volatility was based on the historical volatility of the Company’s stock price.

The Company accounts for stock options in accordance with ASC Topic 718, by recognizing compensation cost based on the grant-date fair value over the period during which an employee is required to provide service in exchange for the award.  No income tax benefit was recognized in the consolidated statements of comprehensive loss for these share options as such compensation expenses are not deductible for PRC tax purposes.  The amount of compensation cost recognized for stock options for the years ended December 31, 2012, 2013 and 2014 is as follows:

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

Cost of revenues	5,417	3,314	4,748	765
Selling expenses	4,551	2,582	7,558	1,218
General and administrative expenses	20,179	6,949	18,603	2,998
Research and development expenses	4,481	3,040	4,023	649
Total compensation cost recognized for stock options	34,628	15,885	34,932	5,630

As of December 31, 2014, US$ 2,042 (RMB 12,670) of unrecognized compensation expense related to stock options is expected to be recognized over a weighted average period of approximately 0.39years.